Wilson Bank Holding Company - Parent Company Financial Information - Statements of Cash Flows - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Cash paid to suppliers and other													$ (51,474)	$ (45,890)	$ (41,968)
Net cash provided by operating activities													25,640	21,411	37,164
Cash flows from investing activities:
Net cash used in investing activities													(111,389)	(164,068)	(90,091)
Cash flows from financing activities:
Dividends paid													(4,935)	(4,510)	(4,464)
Proceeds from sale of stock pursuant to dividend reinvestment													3,511	3,204	3,248
Proceeds from exercise of stock options													241	186	156
Common shares repurchased													0	(94)	0
Net cash provided by financing activities													126,995	99,160	57,767
Net increase (decrease) in cash and cash equivalents													41,246	(43,497)	4,840
Cash and cash equivalents at beginning of year				$ 68,007				$ 111,504				$ 106,664	68,007	111,504	106,664
Cash and cash equivalents at end of year	$ 109,253				$ 68,007				$ 111,504				109,253	68,007	111,504
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	5,958	$ 6,088	$ 6,201	5,616	6,100	$ 5,351	$ 5,154	4,172	4,163	$ 4,481	$ 4,247	2,978	23,863	20,777	15,869
Adjustments to reconcile net earnings to net cash used in operating activities:
Decrease (increase) in refundable income taxes													(1,413)	(601)	(175)
Share based compensation expense													38	41	32
Total adjustments													1,777	634	21,295
Net cash provided by operating activities													25,640	21,411	37,164
Wilson Bank Holding Company [Member]
Cash flows from operating activities:
Cash paid to suppliers and other													(464)	(501)	(388)
Tax benefits received													212	173	173
Net cash provided by operating activities													(252)	(328)	(215)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary													2,000	0	2,600
Net cash used in investing activities													2,000	0	2,600
Cash flows from financing activities:
Dividends paid													(4,935)	(4,510)	(4,464)
Proceeds from sale of stock pursuant to dividend reinvestment													3,511	3,204	3,248
Proceeds from exercise of stock options													241	186	156
Common shares repurchased													0	(94)	0
Net cash provided by financing activities													(1,183)	(1,214)	(1,060)
Net increase (decrease) in cash and cash equivalents													565	(1,542)	1,325
Cash and cash equivalents at beginning of year				$ 1,120				$ 2,662				$ 1,337	1,120	2,662	1,337
Cash and cash equivalents at end of year	$ 1,685				$ 1,120				$ 2,662				1,685	1,120	2,662
Reconciliation of net earnings to net cash used in operating activities:
Net earnings													23,863	20,777	15,869
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary													(24,167)	(21,107)	(16,116)
Decrease (increase) in refundable income taxes													14	(39)	0
Share based compensation expense													38	41	32
Total adjustments													(24,115)	(21,105)	(16,084)
Net cash provided by operating activities													$ (252)	$ (328)	$ (215)